Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF - Fidelity Low Volatility Factor ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Annual Return 2017	19.96%
Annual Return 2018	0.54%
Annual Return 2019	30.45%
Annual Return 2020	12.43%
Annual Return 2021	23.78%
Annual Return 2022	(10.38%)
Annual Return 2023	16.29%